Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases
At December 31, 2015, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2016	$116,233	$6,140	$122,373
2017	106,277	5,057	111,334
2018	95,030	2,321	97,351
2019	82,770	1,563	84,333
2020	73,057	1,418	74,475
Thereafter	349,179	2,712	351,891
Total minimum payment	$822,546	$19,211	$841,757

Schedule Of Details Of Rent Expense
The following table provides detail of rent expense for fiscal years 2015, 2014 and 2013:

	2015	2014	2013
Company-operated restaurants (i)	$135,232	$151,724	$153,538
Franchised restaurants (ii)	36,381	48,814	48,911
Total rent expense	$171,613	$200,538	$202,449

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

Schedule Of Rent Expense
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2015, 2014 and 2013:

	2015	2014	2013
Minimum rentals	$122,110	$131,463	$126,329
Contingent rentals based on sales	49,503	69,075	76,120
Total rent expense	$171,613	$200,538	$202,449